OPERATING LEASES - Schedule of operating lease, right of use assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Schedule Of Right Of Use Assets [Roll Forward]
Balance at January 1, 2021	$ 22,739
Additions	0
Amortization	(3,189)
Impairment	0	$ (24,200)
Balance at June 30, 2021	19,550
SFL Leases
Schedule Of Right Of Use Assets [Roll Forward]
Balance at January 1, 2021	14,001
Additions	0
Amortization	(903)
Impairment	0
Balance at June 30, 2021	13,098
Golden Hawk Lease
Schedule Of Right Of Use Assets [Roll Forward]
Balance at January 1, 2021	1,154
Additions	0
Amortization	(502)
Impairment	0
Balance at June 30, 2021	652
A. Schmidt and V. Bering Leases
Schedule Of Right Of Use Assets [Roll Forward]
Balance at January 1, 2021	5,361
Additions	0
Amortization	(1,514)
Impairment	0
Balance at June 30, 2021	3,847
Office Leases
Schedule Of Right Of Use Assets [Roll Forward]
Balance at January 1, 2021	2,223
Additions	0
Amortization	(270)
Impairment	0
Balance at June 30, 2021	$ 1,953